Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2018
Property Plant And Equipment [Abstract]
Composition of Assets Grouped by Major Classifications
a.	Composition of assets grouped by major classifications are as follows:

	March 31,
	2018	2017
Cost:
Land	$7,681	$7,633
Buildings	171,735	158,510
Leasehold improvements	2,307	2,273
Machinery and equipment	191,619	181,176
Computer equipment	39,108	34,271
Motor vehicles	218	215
Furniture, fixtures and office equipment	14,870	14,052
	427,538	398,130
Accumulated depreciation and impairment charges:
Buildings	$65,120	$59,011
Leasehold improvements	1,597	1,436
Machinery and equipment	129,104	121,717
Computer equipment	29,338	28,105
Motor vehicles	217	199
Furniture, fixtures and office equipment	8,435	7,577
	233,811	218,045
Depreciated cost	$193,727	$180,085